Financial Instruments Fair Value Disclosures - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) € in Thousands	Jun. 30, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities	€ 0
Financial assets, at fair value	0
Financial liabilities, at fair value	27,199
Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	27,199
Level I [member]
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities	0
Financial assets, at fair value	0
Level II [member]
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities	0
Financial assets, at fair value	0
Level III [member]
Disclosure of detailed information about financial instruments [line items]
Investment in equity securities	0
Financial assets, at fair value	0
Financial liabilities, at fair value	27,199
Level III [member] | Contingent consideration and other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 27,199